Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation

8. Stock-Based Compensation

Options to Purchase Shares of Common Stock

The following table summarizes the components of stock-based compensation expense in the condensed consolidated statements of operations for the three and six months ended June 30, 2017 and 2016, respectively (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2016	2017	2016
Research and development	$35	$108	$73	$235
General and administrative	162	514	352	1,043

Total stock-based compensation from continuing operations	$197	$622	$425	$1,278

The Company uses the Black-Scholes option-pricing model and the following weighted-average assumptions to determine the fair value of all its stock options granted:

	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2015*	2017	2016
Risk free interest rate	1.58%	1.41%	1.87%	1.41%
Volatility	132.13%	76.30%	116.41%	75.63%
Expected lives (years)	5.50	6.25	5.92	6.25
Expected dividend yield	—%	—%	—%	—%

The weighted-average grant date fair value of options granted during the three and six months ended June 30, 2017 were $0.54 per share and $1.15 per share, respectively.

The Company’s expected common stock price volatility assumption is based upon the Company’s own implied volatility in combination with the implied volatility of a basket of comparable companies. The expected life assumptions for employee grants were based upon the simplified method provided for under ASC 718-10, which averages the contractual term of the Company’s options of ten years with the average vesting term of four years for an average of six years. The expected life assumptions for non-employees were based upon the contractual term of the option. The dividend yield assumption is zero, because the Company has never paid cash dividends and presently has no intention to do so. The risk-free interest rate used for each grant was also based upon prevailing short-term interest rates. The Company has estimated an annualized forfeiture rate of 15% for options granted to its employees, 8% for options granted to senior management and zero for non-employee directors. The Company will record additional expense if the actual forfeitures are lower than estimated and will record a recovery of prior expense if the actual forfeiture rates are higher than estimated.

As of June 30, 2017, there was $713,000 of unrecognized compensation cost related to outstanding stock options that is expected to be recognized as a component of the Company’s operating expenses over a weighted-average period of 2.30 years.

As of June 30, 2017, an aggregate of 1,325,000 shares of common stock were reserved for issuance under the Company’s 2016 Incentive Plan, including 505,000 shares subject to outstanding common stock options granted under the plan. There are 466,000 shares available for future grants based on adjustments in the 2016

Incentive Plan. The administrator of the plan determines the terms when a stock option may become exercisable. Vesting periods of stock options granted to date have not exceeded four years. The stock options will expire, unless previously exercised, no later than ten years from the grant date.

The following table summarizes stock option activity of the Company for the six months ended June 30, 2017:

	Total Number of Shares (In Thousands)	Weighted Average Exercise Price	Aggregate Intrinsic Value (In Thousands)
Outstanding at January 1, 2017	561	$41.50
Granted	105	1.30
Exercised	—	—	$—
Canceled	(161)	34.21	$—

Outstanding at June 30, 2017	505	$35.49	$—

Options exercisable at June 30, 2017	300	$54.15	$—

The aggregate intrinsic values of outstanding and exercisable stock options at June 30, 2017 were calculated based on the closing price of the Company’s common stock as reported on The NASDAQ Capital Market on June 30, 2017 of $0.58 per share. The aggregate intrinsic value equals the positive difference between the closing fair market value of the Company’s common stock and the exercise price of the underlying stock options.

9. Stock-Based Compensation

Options to Purchase Shares of Common Stock — The Company follows the provisions ASC 718, which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees, non-employee directors and consultants, including employee stock options. Stock compensation expense based on the grant date fair value estimated in accordance with the provisions of ASC 718 is recognized as an expense over the requisite service period.

For stock options and warrants granted in consideration for services rendered by non-employees, the company recognizes compensation expense in accordance with the requirements of ASC Topic 505-50. Non-employee option and warrant grants that do not vest immediately upon grant are recorded as an expense over the vesting period. At the end of each financial reporting period prior to vesting, the value of these options and warrants, as calculated using the Black-Scholes option-pricing model, is being re-measured using the fair value of the company’s common stock and the non-cash compensation recognized during the period will be adjusted accordingly. Since the fair market value of options and warrants granted to non-employees is subject to change in the future, the amount of the future compensation expense will include fair value re-measurements until the stock options and warrants are fully vested.

The following table summarizes the components of stock-based compensation expense in the Consolidated Statements of Comprehensive Loss for the years ended December 31, 2016, 2015, and 2014 (in thousands):

	2016	2015	2014
Research and development	$298	$350	$484
General and administrative	1,966	1,591	4,903

Total stock-based compensation	$2,264	$1,941	$5,387

The Company uses the Black-Scholes option-pricing model and the following weighted-average assumptions to determine the fair value of all its stock options granted:

	2016	2015	2014
Risk free interest rate	1.47%	1.67%	2.01%
Volatility	102.62%	73.97%	79.37%
Expected lives (years)	5.93	6.16	6.16
Expected dividend yield	0.00%	0.00%	0.00%

The weighted-average fair value of options granted during the years ended December 31, 2016 and 2015 was $6.09 and $21.40 per share, respectively.

The Company’s expected common stock price volatility assumption is based upon the volatility of a basket of comparable companies. The expected life assumptions for employee grants were based upon the simplified method provided for under ASC 718-10, which averages the contractual term of the Company’s options of ten years with the average vesting term of four years for an average of six years. The expected life assumptions for non-employees were based upon the contractual term of the option. The dividend yield assumption is zero, because the Company has never paid cash dividends and presently has no intention of paying cash dividends in the future. The risk-free interest rate used for each grant was also based upon prevailing short-term interest rates. The Company has estimated an annualized forfeiture rate of 15% for options granted to its employees, 8% for options granted to senior management and zero for non-employee directors. The Company will record additional expense if the actual forfeitures are lower than estimated and will record a recovery of prior expense if the actual forfeiture rates are higher than estimated.

As of December 31, 2016, there was $2,295,000 of unrecognized compensation cost related to outstanding options that is expected to be recognized as a component of the Company’s operating expenses over a weighted-average period of 2.30 years.

As of December 31, 2016, an aggregate of 1,325,000 shares of common stock were reserved for issuance under the Company’s 2016 Incentive Plan, including 561,000 shares subject to outstanding common stock options granted under the plan and 501,000 shares available for future grants. On July 14, 2016, shareholders approved the 2016 Incentive Plan. The 2016 Incentive Plan replaced the 2007 Incentive Plan that expired on February 23, 2017. The administrator of the plan determines the times when an option may become exercisable. Vesting periods of options granted to date have not exceeded four years. The options generally will expire, unless previously exercised, no later than ten years from the grant date.

The following table summarizes option activity of the company:

	Total Number of Shares (In Thousands)	Weighted Average Exercise Price
Outstanding at December 31, 2015	663	$51.60
Granted	146	9.40
Exercised	(8)	31.44
Cancelled	(240)	50.28

Outstanding at December 31, 2016	561	$41.50

Options exercisable at December 31, 2016	329	$56.06

The weighted average remaining contractual life of options outstanding as of December 31, 2016, 2015, and 2014 was 7.02, 7.63, and 7.35 years, respectively. The weighted average remaining contractual life of options exercisable as of December 31, 2016, 2015, and 2014 was 5.52, 6.20, and 6.51 years, respectively.

The aggregate intrinsic value of outstanding options as of December 31, 2016, 2015, and 2014 was $0, $539,000, and $610,000, respectively. The aggregate intrinsic value of exercisable options as of December 31, 2016, 2015, and 2014 was $0, $518,000, and $509,000, respectively. The aggregate intrinsic value is calculated based on the positive difference between the closing fair market value of the Company’s common stock and the exercise price of the underlying options.

The aggregate intrinsic value of options exercised during the years ended December 31, 2016, 2015, and 2014 was $56,000, $37,000, and $13,429,000 respectively.

Employee Stock Purchase Plan — The Company also has an employee stock purchase plan (“ESPP”) which allows employees to contribute up to 15% of their cash earnings, subject to certain maximums, to be used to purchase shares of our common stock on each semi-annual purchase date. The purchase price is equal to 85% of the market value per share on either the first or last day of the semi-annual period, whichever is lower. Our ESPP is non-compensatory pursuant to the provisions of generally accepted accounting principles for share-based compensation expense. The ESPP contains an “evergreen provision” with annual increases in the number of shares available for issuance on the first day of each year through January 1, 2015 equal to the lesser of: (a) 12,500 shares increased on each anniversary of the adoption of the Plan by 1% of the total shares of stock then outstanding and (b) 50,000 shares. As of December 31, 2016, an aggregate of 20,930 shares of common stock were authorized and available for future issuance under the ESPP. The Company has issued 29,070 shares under the ESPP through December 31, 2016.

Restricted Stock Units — In addition to options to purchase shares of common stock, the Company may grant restricted stock units (“RSU”) as part of its compensation package. If granted, each RSU would be granted at the fair market value of the Company’s common stock on the date of grant. Vesting is determined on a grant-by-grant basis. There were no RSUs outstanding as of December 21, 2016 and 2015.